Equity Method Investment - Schedule of Balance Sheet Information (Details) - VIE [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Financial Information [Line Items]
Total current assets	$ 1,034,825	$ 2,330,386
Total non-current assets	1,215,043,955	1,214,849,941
Total assets	1,216,078,780	1,217,180,327
Total current liabilities	3,047,482	4,531,668
Total non-current liabilities	4,189,682	4,238,293
Total liabilities	7,237,164	8,769,961
Equity	1,208,841,616	1,208,410,366
Total liabilities and equity	$ 1,216,078,780	$ 1,217,180,327